Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	12.28%	11.05%
IMS Capital Value Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.21%	11.14%	9.96%
IMS Capital Value Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	9.81%	8.99%
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.82%	2.47%	1.34%
IMS Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	(0.16%)	(1.25%)
IMS Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.48%	0.72%	(0.20%)